RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	10 Months Ended
	Sep. 03, 2025	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 28, 2025
RELATED PARTY TRANSACTIONS
General and administrative expenses			$ 182,183	$ 450,346
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount			151,636	151,636	$ 250,000
Outstanding borrowing paid			151,636	151,636
Administrative Services Agreement | Sponsor
RELATED PARTY TRANSACTIONS
General and administrative expenses		$ 0	$ 90,000	$ 120,000
Monthly expenses	$ 30,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Exercise price			$ 0.9	$ 0.09
Loans outstanding			$ 0	$ 0
Related Party Loans | Maximum
RELATED PARTY TRANSACTIONS
Loan amount converted into warrants			$ 1,500,000	$ 1,500,000